Fair Value Measurements (Details) - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 61,128,687	$ 52,112,425
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	14,469,393	49,698,289
Total | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	2,018,183	2,829,284
Total | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	12,451,210	46,869,005
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	14,469,393	49,698,289
Level 1 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	2,018,183	2,829,284
Level 1 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	12,451,210	46,869,005
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
NAV | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 46,659,294	$ 2,414,136